Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
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Cash and cash equivalents

12. Cash and cash equivalents

	2021	2020
	€	€
Cash and cash equivalents	209,353,132	98,628,871
	209,353,132	98,628,871

The Cash and cash equivalents consist of bank balances and are not subject to any restriction.